ANNUITY INVESTORS VARIABLE ACCOUNT A

Financial Statements

Year Ended December 31, 2024

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2024, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for the year or period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus,

Ohio April 9, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II (1)

LVIP American Century Large Company Value Fund- Standard Class II (1)

LVIP American Century Mid Cap Value Fund- Standard Class II (1)

LVIP American Century Ultra® Fund- Standard Class II (1)

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

Statement of operations for the period from January 1, 2024 to December 6, 2024 (liquidation) and the statements of changes in net assets for the period from January 1, 2024 to December 6, 2024 (liquidation) and the year ended December 31, 2023.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

Statement of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation).

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

(1)	See Note 1 to the financial statements for the former name of the sub-account.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2024

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	49,038.584	$729,919	$866,021
Invesco V.I. Capital Appreciation Fund-Series I Shares	26,676.415	1,290,888	1,684,616
Invesco V.I. Core Equity Fund-Series I Shares	4,238.183	127,827	142,488
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	38,947.496	2,776,539	3,039,073
Invesco V.I. Government Securities Fund-Series I Shares	56,865.946	632,891	581,739
Invesco V.I. Main Street Fund®-Series I Shares	5,423.541	98,722	110,694
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	268,092.829	3,583,270	3,471,802
BlackRock Global Allocation V.I. Fund-Class I	88,015.933	1,476,964	1,450,503
BlackRock Government Money Market V.I. Fund-Class I	148,864.246	148,864	148,864
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	120,093.906	861,717	829,849
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	117,284.727	3,088,432	4,130,768
BNY Mellon Stock Index Fund, Inc.-Initial Shares	202,919.649	10,981,675	16,184,871
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	56,276.471	2,090,333	3,123,907
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	163,107.773	5,878,306	5,951,803
Government Money Market Portfolio	3,277,251.440	3,277,251	3,277,251
Growth and Income Portfolio-Initial Shares	54,136.222	1,622,777	2,029,026
Opportunistic Small Cap Portfolio-Initial Shares	52,857.178	2,394,367	2,302,459
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	115,927.218	1,601,439	1,683,263
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	219,319.847	7,426,092	11,233,563
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	98,596.713	6,899,269	8,299,871
Janus Henderson VIT Forty Portfolio-Institutional Shares	111,614.976	4,659,828	6,404,467
Janus Henderson VIT Global Research Portfolio-Institutional Shares	96,590.817	4,354,729	7,012,493
Janus Henderson VIT Overseas Portfolio-Service Shares	57,261.800	1,621,925	2,391,825
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	55,555.107	766,593	931,437
LVIP American Century Large Company Value Fund-Standard Class II	74,922.425	1,186,516	1,409,441
LVIP American Century Mid Cap Value Fund-Standard Class II	81,136.108	1,583,472	1,594,892
LVIP American Century Ultra® Fund-Standard Class II	9,498.098	238,398	288,277
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	45,781.755	339,214	331,460
PIMCO Real Return Portfolio-Administrative Class	73,160.409	915,065	842,076

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

Net assets attributable to variable annuity contract holders (Note 2):	Units	Unit Value	Fair Value
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	17,654.763	$49.038258	$865,758
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	52.055918	263
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	31,454.676	53.556922	1,684,616
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,509.474	35.850875	125,818
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	439.351	37.942332	16,670
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	189,921.485	15.891058	3,018,053
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,304.109	16.118116	21,020
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	40,294.276	14.380285	579,444
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	15.448302	2,295
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	2,344.874	46.940618	110,069
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	49.828942	625
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	41,078.128	83.025114	3,410,516
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	676.190	90.634104	61,286
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	30,205.622	47.691631	1,440,556
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	191.062	52.062654	9,947
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	116,966.648	1.272491	148,839
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	18.552	1.360037	25
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	20,397.248	38.856535	792,567
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	879.414	42.394723	37,282
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	50,651.462	80.074608	4,055,896
Technology Growth Portfolio-Initial Shares - 0.95% series contract	880.832	85.001603	74,872
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	145,250.698	105.109527	15,267,232
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	7,997.398	114.742204	917,639
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	37,460.917	74.794558	2,801,873
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	3,944.045	81.650747	322,034
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	60,878.643	94.021046	5,723,874
Appreciation Portfolio-Intial Shares - 0.95% series contract	2,220.726	102.637083	227,929
Government Money Market Portfolio - 1.25% series contract	3,126,539.107	1.032587	3,228,423
Government Money Market Portfolio - 0.95% series contract	44,749.016	1.091148	48,828
Growth and Income Portfolio-Intial Shares - 1.25% series contract	29,438.491	67.794330	1,995,763
Growth and Income Portfolio-Intial Shares - 0.95% series contract	451.331	73.699447	33,263
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	57,720.339	38.351569	2,213,666
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	2,129.694	41.692889	88,793
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	34,768.601	48.159996	1,674,455
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	52.045113	8,808
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	96,949.338	96.561095	9,361,535
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	17,759.255	105.411424	1,872,028
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	71,348.074	113.212566	8,077,498
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,799.253	123.591659	222,373
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	80,866.071	77.742007	6,286,690
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,401.884	84.013163	117,777
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	87,499.590	71.020451	6,214,260
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	10,295.699	77.530719	798,233
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	94,713.658	25.253226	2,391,825
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	32,048.849	26.949040	863,686
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	2,433.792	27.837723	67,751
LVIP American Century Large Company Value Fund-Standard Class II - 1.25% series contract	46,849.800	29.976606	1,404,398
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	158.468	31.821328	5,043
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.25% series contract	33,798.129	46.395219	1,568,071
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	544.586	49.249992	26,821
LVIP American Century Ultra® Fund-Standard Class II - 1.25% series contract	3,179.368	73.706720	234,341
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	689.353	78.241400	53,936
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,331.863	23.127483	331,460
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	57,458.940	14.655270	842,076

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

For The Year Ended December 31, 2024

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$8,047	$10,167	$(2,120)	$1,591	$18,658	$183,490	$203,739	$201,619
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	21,221	(21,221)	32,242	0	457,675	489,917	468,696
Invesco V.I. Core Equity Fund-Series I Shares	940	1,660	(720)	(660)	11,285	18,792	29,417	28,697
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	37,703	(37,703)	7,326	0	631,379	638,705	601,002
Invesco V.I. Government Securities Fund-Series I Shares	15,026	7,341	7,685	(2,516)	0	(2,430)	(4,946)	2,739
Invesco V.I. Main Street Fund®-Series I Shares	0	1,645	(1,645)	(34,130)	11,672	50,768	28,310	26,665
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	72,380	45,706	26,674	15,920	260,169	8,406	284,495	311,169
BlackRock Global Allocation V.I. Fund-Class I	19,365	18,415	950	3,972	90,634	15,869	110,475	111,425
BlackRock Government Money Market V.I. Fund-Class I	8,599	3,493	5,106	0	0	0	0	5,106
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	58,156	10,526	47,630	718	0	8,508	9,226	56,856
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	0	50,534	(50,534)	110,920	0	784,228	895,148	844,614
BNY Mellon Stock Index Fund, Inc.-Initial Shares	187,504	203,977	(16,473)	1,353,024	1,025,558	1,021,258	3,399,840	3,383,367
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	17,223	39,339	(22,116)	164,318	20,504	497,123	681,945	659,829
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	25,446	75,821	(50,375)	(65,674)	444,675	319,930	698,931	648,556
Government Money Market Portfolio	84,509	24,000	60,509	0	0	0	0	60,509
Growth and Income Portfolio-Initial Shares	10,432	24,422	(13,990)	23,836	96,833	259,243	379,912	365,922
Opportunistic Small Cap Portfolio-Initial Shares	16,297	29,704	(13,407)	(14,161)	0	111,384	97,223	83,816
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	19,753	21,396	(1,643)	(36,677)	46,295	154,784	164,402	162,759
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	231,135	137,453	93,682	606,509	0	774,896	1,381,405	1,475,087
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	60,427	102,581	(42,154)	180,272	323,403	610,461	1,114,136	1,071,982
Janus Henderson VIT Forty Portfolio-Institutional Shares	6,633	76,305	(69,672)	173,656	346,229	949,796	1,469,681	1,400,009
Janus Henderson VIT Global Research Portfolio-Institutional Shares	51,494	84,504	(33,010)	421,325	219,020	729,173	1,369,518	1,336,508
Janus Henderson VIT Overseas Portfolio-Service Shares	33,325	32,450	875	120,100	0	(12,087)	108,013	108,888
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	11,004	(11,004)	3,504	54,050	138,783	196,337	185,333
LVIP American Century Large Company Value Fund-Standard Class II	37,683	18,573	19,110	51,964	27,143	33,328	112,435	131,545
LVIP American Century Mid Cap Value Fund-Standard Class II	42,614	21,478	21,136	(14,301)	79,762	38,192	103,653	124,789
LVIP American Century Ultra® Fund-Standard Class II	0	3,668	(3,668)	6,729	25,878	43,082	75,689	72,021
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I (*)	41,420	17,706	23,714	(115,997)	0	302,838	186,841	210,555
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	19,078	4,150	14,928	(3,070)	0	5,843	2,773	17,701
PIMCO Real Return Portfolio-Administrative Class	22,616	10,911	11,705	(4,390)	0	1,080	(3,310)	8,395

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2024 through the liquidation date of December 6, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions		Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(2,120)	$1,591	$18,658	$183,490	$201,619	$0	$17,905	$(33,831)	$(51,736	) $	149,883	$716,138	$866,021
Invesco V.I. Capital Appreciation Fund-Series I Shares	(21,221)	32,242	0	457,675	468,696	1,136	162,272	(146,285)	(307,420)		161,276	1,523,340	1,684,616
Invesco V.I. Core Equity Fund-Series I Shares	(720)	(660)	11,285	18,792	28,697	0	9,311	(199)	(9,510)		19,187	123,301	142,488
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(37,703)	7,326	0	631,379	601,002	19,173	240,697	(42,462)	(263,986)		337,016	2,702,057	3,039,073
Invesco V.I. Government Securities Fund-Series I Shares	7,685	(2,516)	0	(2,430)	2,739	4,288	12,858	21,036	12,466		15,205	566,534	581,739
Invesco V.I. Main Street Fund®-Series I Shares	(1,645)	(34,130)	11,672	50,768	26,665	0	36,457	(33,727)	(70,184)		(43,519)	154,213	110,694
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	26,674	15,920	260,169	8,406	311,169	21,984	317,568	9,027	(286,557)		24,612	3,447,190	3,471,802
BlackRock Global Allocation V.I. Fund-Class I	950	3,972	90,634	15,869	111,425	2,322	100,924	29,358	(69,243)		42,182	1,408,321	1,450,503
BlackRock Government Money Market V.I. Fund-Class I	5,106	0	0	0	5,106	626	51,910	16	(51,268)		(46,162)	195,026	148,864
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	47,630	718	0	8,508	56,856	199	69,169	16,904	(52,066)		4,790	825,059	829,849
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(50,534)	110,920	0	784,228	844,614	14,742	222,984	(10,705)	(218,947)		625,667	3,505,101	4,130,768
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(16,473)	1,353,024	1,025,558	1,021,258	3,383,367	39,408	2,537,566	(19,255)	(2,517,412)		865,955	15,318,916	16,184,871
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(22,116)	164,318	20,504	497,123	659,829	10,667	464,422	451	(453,304)		206,525	2,917,382	3,123,907
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(50,375)	(65,674)	444,675	319,930	648,556	23,580	643,651	(13,954)	(634,025)		14,531	5,937,272	5,951,803
Government Money Market Portfolio	60,509	0	0	0	60,509	1,040	158,938	1,762,992	1,605,094		1,665,603	1,611,648	3,277,251
Growth and Income Portfolio-Initial Shares	(13,990)	23,836	96,833	259,243	365,922	4,940	97,051	(11,342)	(103,453)		262,469	1,766,557	2,029,026
Opportunistic Small Cap Portfolio-Initial Shares	(13,407)	(14,161)	0	111,384	83,816	36,664	176,608	6,955	(132,988)		(49,172)	2,351,631	2,302,459
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(1,643)	(36,677)	46,295	154,784	162,759	7,165	118,349	(16,207)	(127,391)		35,368	1,647,895	1,683,263
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	93,682	606,509	0	774,896	1,475,087	18,928	1,159,986	35,990	(1,105,068)		370,019	10,863,544	11,233,563
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(42,154)	180,272	323,403	610,461	1,071,982	24,105	567,533	(31,128)	(574,556)		497,426	7,802,445	8,299,871
Janus Henderson VIT Forty Portfolio-Institutional Shares	(69,672)	173,656	346,229	949,796	1,400,009	14,882	272,839	17,185	(240,772)		1,159,237	5,245,230	6,404,467
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(33,010)	421,325	219,020	729,173	1,336,508	47,002	550,314	(749)	(504,060)		832,448	6,180,045	7,012,493
Janus Henderson VIT Overseas Portfolio-Service Shares	875	120,100	0	(12,087)	108,888	9,985	227,866	85,643	(132,238)		(23,350)	2,415,175	2,391,825
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(11,004)	3,504	54,050	138,783	185,333	6,230	60,346	(6,155)	(60,271)		125,062	806,375	931,437
LVIP American Century Large Company Value Fund-Standard Class II	19,110	51,964	27,143	33,328	131,545	5,158	121,547	(54,520)	(170,910)		(39,365)	1,448,806	1,409,441
LVIP American Century Mid Cap Value Fund-Standard Class II	21,136	(14,301)	79,762	38,192	124,789	9,029	211,268	(9,921)	(212,160)		(87,371)	1,682,263	1,594,892
LVIP American Century Ultra® Fund-Standard Class II	(3,668)	6,729	25,878	43,082	72,021	814	65,317	(8,287)	(72,790)		(769)	289,046	288,277
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I (*)	23,714	(115,997)	0	302,838	210,555	6,061	119,842	(1,607,319)	(1,721,099)		(1,510,544)	1,510,544	0
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14,928	(3,070)	0	5,843	17,701	1,520	24,542	17,052	(5,970)		11,731	319,729	331,460
PIMCO Real Return Portfolio-Administrative Class	11,705	(4,390)	0	1,080	8,395	2,814	50,506	34,686	(13,007)		(4,612)	846,688	842,076

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2024 through the liquidation date of December 6, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions		Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(3,877)	$(2,601)	$137,226	$(43,849)	$86,899	$0 $	36,257	$2,988 $	(33,269	) $	53,630	$662,508	$716,138
Invesco V.I. Capital Appreciation Fund-Series I Shares	(17,195)	(26,116)	0	446,146	402,835	756	24,920	(56,675)	(80,838)		321,997	1,201,343	1,523,340
Invesco V.I. Core Equity Fund-Series I Shares	(540)	(1,048)	2,727	21,257	22,396	0	2,662	(0)	(2,662)		19,734	103,567	123,301
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(34,333)	(99,330)	0	435,472	301,809	6,899	366,368	(16,735)	(376,204)		(74,395)	2,776,452	2,702,057
Invesco V.I. Government Securities Fund-Series I Shares	3,674	(5,171)	0	18,674	17,177	633	26,109	121,156	95,679		112,856	453,678	566,534
Invesco V.I. Main Street Fund®-Series I Shares	(557)	(5,179)	9,851	23,515	27,630	0	4,477	(205)	(4,682)		22,948	131,265	154,213
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(9,193)	(16,008)	1,159	157,217	133,175	9,889	110,800	31,219	(69,692)		63,483	742,892	806,375
VP Large Company Value Fund-Class I	19,150	38,886	38,876	(57,104)	39,808	7,619	86,986	49,636	(29,731)		10,077	1,438,729	1,448,806
VP Mid Cap Value Fund-Class I	17,384	(23,644)	181,952	(93,096)	82,596	13,390	162,016	48,673	(99,953)		(17,357)	1,699,620	1,682,263
VP Ultra® Fund-Class I	(3,065)	(3,713)	17,936	75,940	87,098	798	5,580	(8,634)	(13,416)		73,682	215,364	289,046
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	18,626	(28,284)	131,091	336,942	458,375	6,052	249,168	75,303	(167,813)		290,562	3,156,628	3,447,190
BlackRock Global Allocation V.I. Fund-Class I	13,161	(4,535)	0	138,657	147,283	2,084	75,083	5,585	(67,413)		79,870	1,328,451	1,408,321
BlackRock Government Money Market V.I. Fund-Class I	5,598	0	0	0	5,598	3,172	8,567	(7,562)	(12,957)		(7,359)	202,385	195,026
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	41,986	(8,577)	0	55,372	88,781	199	61,006	3,164	(57,643)		31,138	793,921	825,059
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(37,915)	84,053	0	1,319,028	1,365,166	8,652	342,483	(48,345)	(382,175)		982,991	2,522,110	3,505,101
BNY Mellon Stock Index Fund, Inc.-Initial Shares	24,228	1,146,968	551,648	1,521,277	3,244,121	43,505	2,066,888	(84,852)	(2,108,236)		1,135,885	14,183,031	15,318,916
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(13,616)	75,190	327,015	169,889	558,478	11,607	170,340	(93,448)	(252,180)		306,298	2,611,084	2,917,382
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(30,924)	(149,558)	501,482	718,505	1,039,505	15,252	676,977	(91,173)	(752,897)		286,608	5,650,664	5,937,272
Government Money Market Portfolio	26,428	0	0	0	26,428	376	80,648	1,574,253	1,493,981		1,520,409	91,239	1,611,648
Growth and Income Portfolio-Initial Shares	(9,902)	21,063	182,429	178,353	371,943	4,765	152,843	(4,207)	(152,284)		219,659	1,546,898	1,766,557
Opportunistic Small Cap Portfolio-Initial Shares	(21,886)	(32,035)	54,212	167,579	167,870	15,042	278,998	4,936	(259,020)		(91,150)	2,442,781	2,351,631
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(2,031)	(37,713)	36,406	226,875	223,537	7,741	90,490	19,326	(63,424)		160,113	1,487,782	1,647,895
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	94,213	518,816	0	803,866	1,416,895	21,450	1,065,020	(105,419)	(1,148,989)		267,906	10,595,638	10,863,544
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(80,474)	105,811	502,871	609,937	1,138,145	24,241	396,796	(54,001)	(426,557)		711,588	7,090,857	7,802,445
Janus Henderson VIT Forty Portfolio-Institutional Shares	(48,587)	56,718	0	1,468,288	1,476,419	17,514	230,227	(4,349)	(217,063)		1,259,356	3,985,874	5,245,230
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(19,230)	640,365	175,058	568,030	1,364,223	32,314	864,490	(155,825)	(988,001)		376,222	5,803,823	6,180,045
Janus Henderson VIT Overseas Portfolio-Service Shares	4,166	97,810	0	110,230	212,206	12,404	160,587	(49,585)	(197,769)		14,437	2,400,738	2,415,175
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	58,243	(459,390)	0	432,231	31,084	537	57,067	(1,547,383)	(1,603,912)		(1,572,828)	1,572,828	0
U.S. Real Estate Portfolio-Class I	14,105	(68,718)	0	234,224	179,611	8,459	91,220	37,822	(44,939)		134,672	1,375,872	1,510,544
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	12,907	(8,770)	0	26,563	30,700	2,880	18,552	22,766	7,094		37,794	281,935	319,729
PIMCO Real Return Portfolio-Administrative Class	13,750	(6,844)	0	11,548	18,454	1,164	63,906	116,520	53,778		72,232	774,456	846,688

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2024 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Government Securities Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

BlackRock Variable Series Funds, Inc.:

•	BlackRock Basic Value V.I. Fund-Class I

•	BlackRock Global Allocation V.I. Fund-Class I

•	BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.:

•	BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios:

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Standard Class II

•	LVIP American Century Mid Cap Value Fund-Standard Class II

•	LVIP American Century Ultra® Fund-Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.:

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 6, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 6, 2024, the money was transferred to the subaccount for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares and Class II shares reorganized into Service Class shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the subaccount for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements-Continued

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2024:

1.25% Series Contracts	$1,096,914
0.95% Series Contracts	50,937

$1,147,851

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the product and number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $11,266 for the year ended December 31, 2024.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2024, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$33,583	$68,781
Invesco V.I. Capital Appreciation Fund-Series I Shares	38,483	367,124
Invesco V.I. Core Equity Fund-Series I Shares	13,272	12,217
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	23,669	325,358
Invesco V.I. Government Securities Fund-Series I Shares	40,520	20,369
Invesco V.I. Main Street Fund®-Series I Shares	11,794	71,951
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	369,449	369,163
BlackRock Global Allocation V.I. Fund-Class I	149,658	127,317
BlackRock Government Money Market V.I. Fund-Class I	9,172	55,334
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	79,642	84,078
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	18,878	288,359
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,339,745	2,848,072
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	92,362	547,278
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	484,206	723,931
Government Money Market Portfolio	1,882,310	216,707
Growth and Income Portfolio-Initial Shares	108,223	128,833
Opportunistic Small Cap Portfolio-Initial Shares	57,768	204,163
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	105,204	187,943
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	343,646	1,355,032
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	408,770	702,077
Janus Henderson VIT Forty Portfolio-Institutional Shares	439,464	403,679
Janus Henderson VIT Global Research Portfolio-Institutional Shares	313,702	631,752
Janus Henderson VIT Overseas Portfolio-Service Shares	160,804	292,167
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	56,299	73,524
LVIP American Century Large Company Value Fund-Standard Class II	95,794	220,451
LVIP American Century Mid Cap Value Fund-Standard Class II	169,940	281,202
LVIP American Century Ultra® Fund-Standard Class II	28,002	78,582
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I	86,327	1,783,712
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	40,633	31,675
PIMCO Real Return Portfolio-Administrative Class	62,327	63,629

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	18,799.723	165.015	1,309.975	17,654.763
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	0.000	0.000	5.044
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	37,679.655	813.185	7,038.164	31,454.676
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,754.930	36.358	281.814	3,509.474
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	483.967	0.000	44.616	439.351
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	207,227.766	2,024.027	19,330.308	189,921.485
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,335.983	0.000	31.874	1,304.109
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	39,409.706	1,886.759	1,002.189	40,294.276
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	3,997.653	2.910	1,655.689	2,344.874
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	0.000	0.000	12.536
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	44,513.839	559.758	3,995.469	41,078.128
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	676.190	0.000	0.000	676.190
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	31,571.538	936.961	2,302.877	30,205.622
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	255.932	0.000	64.870	191.062
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	155,348.069	505.066	38,886.487	116,966.648
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,279.887	0.000	2,261.335	18.552
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	21,655.103	589.732	1,847.587	20,397.248
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	964.377	0.000	84.963	879.414
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	52,761.482	363.453	2,473.473	50,651.462
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,498.173	0.000	617.341	880.832
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	170,481.878	308.344	25,539.524	145,250.698
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	8,191.325	1,189.535	1,383.462	7,997.398
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	42,577.936	849.894	5,966.913	37,460.917
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,073.522	0.000	1,129.477	3,944.045
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	65,888.238	283.871	5,293.466	60,878.643
Appreciation Portfolio-Intial Shares - 0.95% series contract	4,088.354	0.000	1,867.628	2,220.726
Government Money Market Portfolio - 1.25% series contract	1,588,468.383	1,708,864.812	170,794.088	3,126,539.107
Government Money Market Portfolio - 0.95% series contract	24,187.552	38,966.746	18,405.282	44,749.016
Growth and Income Portfolio-Intial Shares - 1.25% series contract	31,050.073	72.778	1,684.360	29,438.491
Growth and Income Portfolio-Intial Shares - 0.95% series contract	485.960	0.000	34.629	451.331
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	59,962.725	1,397.113	3,639.499	57,720.339
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,116.804	0.000	987.110	2,129.694
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	37,371.281	1,016.432	3,619.112	34,768.601
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	105,569.341	1,430.062	10,050.065	96,949.338
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	20,816.223	0.000	3,056.968	17,759.255
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	76,602.914	391.022	5,645.862	71,348.074
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,900.189	0.000	100.936	1,799.253
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	83,897.091	1,391.870	4,422.890	80,866.071
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,567.038	0.000	165.154	1,401.884
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	92,945.915	923.908	6,370.233	87,499.590
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	12,163.477	0.000	1,867.778	10,295.699
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	99,653.845	5,355.918	10,296.105	94,713.658
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	42.988	0.000	42.988	0.000
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	34,329.156	240.532	2,520.839	32,048.849
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	2,521.254	0.000	87.462	2,433.792
LVIP American Century Large Company Value Fund-Standard Class II - 1.25% series contract	52,671.688	1,237.132	7,059.020	46,849.800
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	158.468	0.000	0.000	158.468
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.25% series contract	38,338.680	1,224.328	5,764.879	33,798.129
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	556.289	0.000	11.703	544.586
LVIP American Century Ultra® Fund-Standard Class II - 1.25% series contract	4,257.661	38.324	1,116.617	3,179.368
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	689.353	0.000	0.000	689.353
Morgan Stanley Variable Insurance Fund, Inc. - Class I:
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.25% series contract	26,465.590	901.580	27,367.170	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 0.95% series contract	619.904	0.000	619.904	0.000
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,592.842	1,004.145	1,265.124	14,331.863
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	58,263.408	2,874.252	3,678.720	57,458.940

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	19,854.630	460.270	1,515.177	18,799.723
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	0.000	0.000	5.044
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	39,726.341	1,396.665	3,443.351	37,679.655
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,809.314	0.000	54.384	3,754.930
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	528.166	0.000	44.199	483.967
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	238,138.851	2,078.708	32,989.793	207,227.766
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,335.983	0.000	0.000	1,335.983
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	32,578.745	8,816.586	1,985.625	39,409.706
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	4,141.046	1.278	144.671	3,997.653
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	0.000	0.000	12.536
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	37,956.639	5,013.679	8,641.162	34,329.156
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	0.000	0.000	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	53,663.125	5,254.833	6,246.270	52,671.688
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	0.000	0.000	158.468
VP Mid Cap Value Fund-Class I - 1.25% series contract	40,634.235	3,576.947	5,872.502	38,338.680
VP Mid Cap Value Fund-Class I - 0.95% series contract	556.289	0.000	0.000	556.289
VP Ultra® Fund-Class I - 1.25% series contract	4,538.927	57.489	338.755	4,257.661
VP Ultra® Fund-Class I - 0.95% series contract	689.353	0.000	0.000	689.353
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	46,659.601	1,598.720	3,744.482	44,513.839
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	973.319	0.000	297.129	676.190
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	33,128.409	187.713	1,744.584	31,571.538
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	319.777	0.000	63.845	255.932
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	157,152.877	2,604.563	4,409.371	155,348.069
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	10,640.815	0.000	8,360.928	2,279.887
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	23,355.795	195.914	1,896.606	21,655.103
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	990.955	0.000	26.578	964.377
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	59,943.960	134.146	7,316.624	52,761.482
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,537.454	0.000	39.281	1,498.173
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	197,126.361	877.180	27,521.663	170,481.878
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	8,689.528	0.000	498.203	8,191.325
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	46,491.376	3,545.859	7,459.299	42,577.936
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,666.875	0.000	593.353	5,073.522
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	74,777.441	162.000	9,051.203	65,888.238
Appreciation Portfolio-Intial Shares - 0.95% series contract	4,786.056	0.000	697.702	4,088.354
Government Money Market Portfolio - 1.25% series contract	68,676.035	1,682,945.582	163,153.234	1,588,468.383
Government Money Market Portfolio - 0.95% series contract	24,446.218	5,376.627	5,635.293	24,187.552
Growth and Income Portfolio-Intial Shares - 1.25% series contract	33,514.640	164.151	2,628.718	31,050.073
Growth and Income Portfolio-Intial Shares - 0.95% series contract	997.663	0.000	511.703	485.960
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	67,631.101	565.197	8,233.573	59,962.725
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,124.148	0.000	7.344	3,116.804
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	38,911.271	993.339	2,533.329	37,371.281
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	118,194.393	2,042.960	14,668.012	105,569.341
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	22,437.867	0.000	1,621.644	20,816.223
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	80,849.244	1,230.176	5,476.506	76,602.914
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,318.063	0.000	417.874	1,900.189
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	88,130.899	299.612	4,533.420	83,897.091
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,640.608	0.000	73.570	1,567.038
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	111,016.740	2,859.065	20,929.890	92,945.915
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	12,746.332	0.000	582.855	12,163.477
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	108,227.925	4,472.234	13,046.314	99,653.845
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	0.000	74.301	31.313	42.988
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	77,845.877	2,935.269	80,781.146	0.000
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	251.076	0.000	251.076	0.000
U.S. Real Estate Portfolio-Class I - 1.25% series contract	27,273.128	1,790.399	2,597.937	26,465.590
U.S. Real Estate Portfolio-Class I - 0.95% series contract	629.584	0.000	9.680	619.904
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,264.042	3,504.462	3,175.662	14,592.842
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	54,560.636	9,616.791	5,914.019	58,263.408

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Year Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	18	$49.038258	$52.055918	$866	1.02%	0.95%	1.25%	28.77%	29.16%
Invesco V.I. Capital Appreciation Fund-Series I Shares	31	53.556922	53.556922	1,685	0.00%	1.25%	1.25%	32.47%	32.47%
Invesco V.I. Core Equity Fund-Series I Shares	4	35.850875	37.942332	142	0.71%	0.95%	1.25%	24.03%	24.41%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	191	15.891058	16.118116	3,039	0.00%	0.95%	1.25%	22.67%	23.04%
Invesco V.I. Government Securities Fund-Series I Shares	40	14.380285	15.448302	582	2.62%	0.95%	1.25%	0.44%	0.74%
Invesco V.I. Main Street Fund®-Series I Shares	2	46.940618	49.828942	111	0.00%	0.95%	1.25%	22.09%	22.46%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	42	83.025114	90.634104	3,472	2.09%	0.95%	1.25%	8.98%	9.32%
BlackRock Global Allocation V.I. Fund-Class I	30	47.691631	52.062654	1,451	1.35%	0.95%	1.25%	7.86%	8.19%
BlackRock Government Money Market V.I. Fund-Class I	117	1.272491	1.360037	149	5.00%	0.95%	1.25%	2.95%	2.99%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	21	38.856535	42.394723	830	7.03%	0.95%	1.25%	6.93%	7.25%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	52	80.074608	85.001603	4,131	0.00%	0.95%	1.25%	24.16%	24.54%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	153	105.109527	114.742204	16,185	1.19%	0.95%	1.25%	23.09%	23.47%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	41	74.794558	81.650747	3,124	0.57%	0.95%	1.25%	23.32%	23.69%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	63	94.021046	102.637083	5,952	0.43%	0.95%	1.25%	11.38%	11.73%
Government Money Market Portfolio	3,171	1.032587	1.091148	3,277	3.46%	0.95%	1.25%	3.41%	3.51%
Growth and Income Portfolio-Initial Shares	30	67.794330	73.699447	2,029	0.55%	0.95%	1.25%	21.18%	21.55%
Opportunistic Small Cap Portfolio-Initial Shares	60	38.351569	41.692889	2,302	0.70%	0.95%	1.25%	3.30%	3.62%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	35	48.159996	52.045113	1,683	1.19%	0.95%	1.25%	9.75%	10.09%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	115	96.561095	105.411424	11,234	2.09%	0.95%	1.25%	13.97%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	73	113.212566	123.591659	8,300	0.75%	0.95%	1.25%	14.15%	14.50%
Janus Henderson VIT Forty Portfolio-Institutional Shares	82	77.742007	84.013163	6,404	0.11%	0.95%	1.25%	26.85%	27.24%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	98	71.020451	77.530719	7,012	0.78%	0.95%	1.25%	22.03%	22.40%
Janus Henderson VIT Overseas Portfolio-Service Shares	95	25.253226	25.253226	2,392	1.39%	1.25%	1.25%	4.25%	4.25%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	34	26.949040	27.837723	931	0.00%	0.95%	1.25%	23.41%	23.78%
LVIP American Century Large Company Value Fund-Standard Class II	47	29.976606	31.821328	1,409	2.64%	0.95%	1.25%	9.33%	9.66%
LVIP American Century Mid Cap Value Fund-Standard Class II	34	46.395219	49.249992	1,595	2.60%	0.95%	1.25%	7.36%	7.69%
LVIP American Century Ultra® Fund-Standard Class II	4	73.706720	78.241400	288	0.00%	0.95%	1.25%	27.17%	27.56%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14	23.127483	23.127483	331	5.86%	1.25%	1.25%	5.56%	5.56%
PIMCO Real Return Portfolio-Administrative Class	57	14.655270	14.655270	842	2.68%	1.25%	1.25%	0.85%	0.85%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Year Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	19	$38.082189	$40.302281	$716	0.61%	0.95%	1.25%	14.16%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	38	40.428724	40.428724	1,523	0.00%	1.25%	1.25%	33.69%	33.69%
Invesco V.I. Core Equity Fund-Series I Shares	4	28.906039	30.498994	123	0.74%	0.95%	1.25%	21.83%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	209	12.954616	13.099593	2,702	0.00%	0.95%	1.25%	11.74%	12.08%
Invesco V.I. Government Securities Fund-Series I Shares	40	14.317695	15.334082	567	1.88%	0.95%	1.25%	3.32%	3.63%
Invesco V.I. Main Street Fund®-Series I Shares	4	38.448288	40.689501	154	0.85%	0.95%	1.25%	21.68%	22.05%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	37	21.837827	22.489093	806	0.00%	0.95%	1.25%	19.19%	19.55%
VP Large Company Value Fund-Class I	53	27.419048	29.017531	1,449	2.53%	0.95%	1.25%	2.59%	2.90%
VP Mid Cap Value Fund-Class I	39	43.215395	45.734457	1,682	2.22%	0.95%	1.25%	4.81%	5.13%
VP Ultra® Fund-Class I	5	57.957590	61.335573	289	0.00%	0.95%	1.25%	41.72%	42.15%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	45	76.181427	82.909333	3,447	1.78%	0.95%	1.25%	15.16%	15.50%
BlackRock Global Allocation V.I. Fund-Class I	32	44.217204	48.122426	1,408	2.19%	0.95%	1.25%	11.42%	11.76%
BlackRock Government Money Market V.I. Fund-Class I	158	1.236033	1.320578	195	4.65%	0.95%	1.25%	2.92%	2.96%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	23	36.339667	39.527628	825	6.40%	0.95%	1.25%	11.82%	12.16%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	54	64.494866	68.254234	3,505	0.00%	0.95%	1.25%	57.44%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	179	85.391338	92.932462	15,319	1.42%	0.95%	1.25%	24.36%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	48	60.652895	66.010672	2,917	0.74%	0.95%	1.25%	22.28%	22.65%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	70	84.411051	91.865106	5,937	0.72%	0.95%	1.25%	19.46%	19.82%
Government Money Market Portfolio	1,613	0.998540	1.054107	1,612	4.15%	0.95%	1.25%	3.37%	3.49%
Growth and Income Portfolio-Initial Shares	32	55.944877	60.632232	1,767	0.65%	0.95%	1.25%	25.11%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	63	37.126690	40.238036	2,352	0.34%	0.95%	1.25%	7.92%	8.25%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	38	43.881146	47.276298	1,648	1.08%	0.95%	1.25%	15.30%	15.65%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	126	84.723103	92.206064	10,864	2.09%	0.95%	1.25%	13.98%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	79	99.178190	107.940132	7,802	0.16%	0.95%	1.25%	16.60%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	85	61.286528	66.028154	5,245	0.20%	0.95%	1.25%	38.22%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	105	58.201364	63.342608	6,180	0.93%	0.95%	1.25%	25.20%	25.58%
Janus Henderson VIT Overseas Portfolio-Service Shares	100	24.224456	25.944797	2,415	1.41%	0.95%	1.25%	9.21%	9.54%
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I	27	55.662728	60.327085	1,511	2.19%	0.95%	1.25%	13.09%	13.43%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	15	21.909996	21.909996	320	5.51%	1.25%	1.25%	10.85%	10.85%
PIMCO Real Return Portfolio-Administrative Class	58	14.532071	14.532071	847	2.93%	1.25%	1.25%	2.38%	2.38%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	20	$33.358982	$35.197138	$663	0.68%	0.95%	1.25%	-3.83%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	40	30.240457	30.240457	1,201	0.00%	1.25%	1.25%	-31.65%	-31.65%
Invesco V.I. Core Equity Fund-Series I Shares	4	23.727166	24.959187	104	0.79%	0.95%	1.25%	-21.54%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	239	11.593393	11.687760	2,776	0.00%	0.95%	1.25%	-31.84%	-31.64%
Invesco V.I. Government Securities Fund-Series I Shares	33	13.858094	14.797021	454	1.90%	0.95%	1.25%	-11.41%	-11.14%
Invesco V.I. Main Street Fund®-Series I Shares	4	31.597548	33.338517	131	1.41%	0.95%	1.25%	-21.13%	-20.89%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	40	18.322532	18.812024	743	0.00%	0.95%	1.25%	-29.01%	-28.79%
VP Large Company Value Fund-Class I	54	26.727108	28.199821	1,439	2.06%	0.95%	1.25%	-1.50%	-1.21%
VP Mid Cap Value Fund-Class I	41	41.231717	43.503376	1,700	2.12%	0.95%	1.25%	-2.42%	-2.13%
VP Ultra® Fund-Class I	5	40.895149	43.148163	215	0.00%	0.95%	1.25%	-33.22%	-33.02%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	48	66.154931	71.780018	3,157	1.40%	0.95%	1.25%	-6.11%	-5.82%
BlackRock Global Allocation V.I. Fund-Class I	33	39.684423	43.058906	1,328	0.00%	0.95%	1.25%	-16.91%	-16.66%
BlackRock Government Money Market V.I. Fund-Class I	168	1.200983	1.282562	202	1.40%	0.95%	1.25%	0.13%	0.35%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	24	32.497196	35.241338	793	4.62%	0.95%	1.25%	-11.47%	-11.20%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	61	40.965871	43.223065	2,522	0.00%	0.95%	1.25%	-47.06%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	206	68.664753	74.503242	14,183	1.24%	0.95%	1.25%	-19.34%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	52	49.602446	53.821162	2,611	0.49%	0.95%	1.25%	-23.83%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	80	70.659430	76.667028	5,651	0.60%	0.95%	1.25%	-19.09%	-18.84%
Government Money Market Portfolio	93	0.965966	1.018560	91	1.17%	0.95%	1.25%	0.01%	0.30%
Growth and Income Portfolio-Initial Shares	35	44.717562	48.318011	1,547	0.65%	0.95%	1.25%	-15.88%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	71	34.402048	37.172465	2,443	0.00%	0.95%	1.25%	-17.66%	-17.41%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	39	38.057468	40.878226	1,488	0.88%	0.95%	1.25%	-21.63%	-21.39%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	141	74.334325	80.655507	10,596	1.15%	0.95%	1.25%	-17.45%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	83	85.058486	92.293583	7,091	0.19%	0.95%	1.25%	-16.99%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	90	44.340148	47.626588	3,986	0.16%	0.95%	1.25%	-34.38%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	124	46.487421	50.441232	5,804	0.96%	0.95%	1.25%	-20.42%	-20.18%
Janus Henderson VIT Overseas Portfolio-Service Shares	108	22.182237	22.182237	2,401	1.52%	1.25%	1.25%	-9.97%	-9.97%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	78	20.134222	21.755174	1,573	3.72%	0.95%	1.25%	-15.40%	-15.14%
U.S. Real Estate Portfolio-Class I	28	49.220195	53.183669	1,376	1.19%	0.95%	1.25%	-27.97%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14	19.765416	19.765416	282	4.91%	1.25%	1.25%	-11.42%	-11.42%
PIMCO Real Return Portfolio-Administrative Class	55	14.194405	14.194405	774	6.44%	1.25%	1.25%	-13.01%	-13.01%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	23	$34.686683	$36.487331	$801	0.44%	0.95%	1.25%	26.35%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	46	44.241895	46.538363	2,017	0.00%	0.95%	1.25%	21.04%	21.41%
Invesco V.I. Core Equity Fund-Series I Shares	5	30.240338	31.714325	159	0.62%	0.95%	1.25%	26.14%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	259	17.010210	17.096742	4,405	0.00%	0.95%	1.25%	17.61%	17.97%
Invesco V.I. Government Securities Fund-Series I Shares	35	15.643324	16.652715	552	2.41%	0.95%	1.25%	-3.49%	-3.20%
Invesco V.I. Main Street Fund®-Series I Shares	4	40.062700	42.142220	168	0.75%	0.95%	1.25%	25.98%	26.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	47	25.809474	26.418750	1,220	0.00%	0.95%	1.25%	9.77%	10.10%
VP Large Company Value Fund-Class I	62	27.135331	28.544018	1,684	1.42%	0.95%	1.25%	20.19%	20.56%
VP Mid Cap Value Fund-Class I	50	42.256425	44.449803	2,128	1.13%	0.95%	1.25%	21.66%	22.03%
VP Ultra® Fund-Class I	9	61.238119	64.416294	584	0.00%	0.95%	1.25%	21.62%	21.99%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	53	70.457558	76.217387	3,707	1.28%	0.95%	1.25%	20.16%	20.52%
BlackRock Global Allocation V.I. Fund-Class I	38	47.760229	51.664695	1,818	0.92%	0.95%	1.25%	5.34%	5.66%
BlackRock Government Money Market V.I. Fund-Class I	162	1.199442	1.278056	195	0.00%	0.95%	1.25%	-1.02%	-0.73%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	29	36.707719	39.687065	1,072	4.43%	0.95%	1.25%	4.02%	4.33%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	71	77.377990	81.393992	5,504	0.00%	0.95%	1.25%	11.52%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	224	85.125696	92.084496	19,127	1.13%	0.95%	1.25%	26.81%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	56	65.124952	70.450091	3,700	0.81%	0.95%	1.25%	25.41%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	90	87.328248	94.466495	7,894	0.44%	0.95%	1.25%	25.54%	25.92%
Government Money Market Portfolio	102	0.965848	1.015477	99	0.01%	0.95%	1.25%	-1.27%	-0.92%
Growth and Income Portfolio-Initial Shares	49	53.159552	57.265983	2,631	0.48%	0.95%	1.25%	24.06%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	81	41.780604	45.008678	3,380	0.12%	0.95%	1.25%	15.01%	15.36%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	42	48.559444	52.000745	2,031	0.89%	0.95%	1.25%	13.07%	13.42%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	154	90.042548	97.404054	14,083	0.87%	0.95%	1.25%	15.73%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	88	102.467445	110.847041	9,058	0.32%	0.95%	1.25%	15.37%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	101	67.573527	72.362244	6,810	0.00%	0.95%	1.25%	21.36%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	133	58.413952	63.190354	7,837	0.52%	0.95%	1.25%	16.61%	16.97%
Janus Henderson VIT Overseas Portfolio-Service Shares	119	24.639821	26.230339	2,944	1.01%	0.95%	1.25%	11.87%	12.21%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	89	23.799286	25.637540	2,127	3.74%	0.95%	1.25%	-1.57%	-1.27%
U.S. Real Estate Portfolio-Class I	29	68.328305	73.606884	1,985	2.04%	0.95%	1.25%	38.06%	38.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16	22.312993	23.471126	346	4.15%	0.95%	1.25%	2.34%	2.65%
PIMCO Real Return Portfolio-Administrative Class	69	16.317173	16.317173	1,123	4.78%	1.25%	1.25%	4.29%	4.29%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	49	$36.552203	$38.333122	$1,808	0.00%	0.95%	1.25%	34.88%	35.29%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	280	14.463191	14.492734	4,055	0.00%	0.95%	1.25%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	4	31.801897	33.351373	129	1.29%	0.95%	1.25%	12.52%	12.86%
Invesco V.I. American Value Fund-Series I Shares	27	27.452438	28.790147	728	0.73%	0.95%	1.25%	-0.14%	0.16%
Invesco V.I. Core Equity Fund-Series I Shares	7	23.972975	25.065379	178	1.27%	0.95%	1.25%	12.42%	12.77%
Invesco V.I. Government Securities Fund-Series I Shares	34	16.208816	17.202439	555	2.48%	0.95%	1.25%	4.94%	5.26%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	49	23.513241	23.995406	1,159	0.00%	0.95%	1.25%	40.67%	41.10%
VP Large Company Value Fund-Class I	69	22.576815	23.676986	1,558	1.50%	0.95%	1.25%	1.33%	1.64%
VP Mid Cap Value Fund-Class I	61	34.731828	36.424072	2,131	1.60%	0.95%	1.25%	-0.06%	0.25%
VP Ultra® Fund-Class I	14	50.351604	52.804462	714	0.00%	0.95%	1.25%	47.98%	48.43%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	60	58.638581	63.240239	3,509	2.07%	0.95%	1.25%	2.13%	2.44%
BlackRock Global Allocation V.I. Fund-Class I	41	45.338823	48.896815	1,845	1.17%	0.95%	1.25%	19.49%	19.86%
BlackRock Government Money Market V.I. Fund-Class I	160	1.211862	1.287503	194	0.34%	0.95%	1.25%	-0.75%	-0.47%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	33	35.290077	38.038826	1,164	4.91%	0.95%	1.25%	5.96%	6.29%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	81	69.386552	72.766776	5,609	0.24%	0.95%	1.25%	67.80%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	246	67.129651	72.397571	16,571	1.46%	0.95%	1.25%	16.53%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	74	51.929310	56.005440	3,887	1.03%	0.95%	1.25%	22.59%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	99	69.560898	75.019082	6,946	0.73%	0.95%	1.25%	22.14%	22.51%
Government Money Market Portfolio	110	0.978266	1.024922	108	0.29%	0.95%	1.25%	-1.06%	-0.72%
Growth and Income Portfolio-Initial Shares	53	42.849691	46.020012	2,296	0.70%	0.95%	1.25%	23.07%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	93	36.328928	39.017316	3,390	0.56%	0.95%	1.25%	18.39%	18.75%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	48	42.945707	45.849925	2,052	1.03%	0.95%	1.25%	17.93%	18.29%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	180	77.803143	83.909198	14,170	1.70%	0.95%	1.25%	12.88%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	105	88.815285	95.787508	9,316	0.06%	0.95%	1.25%	17.98%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	124	55.679608	59.444924	6,939	0.26%	0.95%	1.25%	37.65%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	146	50.091614	54.023458	7,361	0.66%	0.95%	1.25%	18.56%	18.92%
Janus Henderson VIT Overseas Portfolio-Service Shares	138	22.024969	23.375731	3,047	1.05%	0.95%	1.25%	14.57%	14.92%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	104	24.178834	25.967509	2,513	2.77%	0.95%	1.25%	6.45%	6.77%
U.S. Real Estate Portfolio-Class I	34	49.493357	53.155602	1,707	2.40%	0.95%	1.25%	-17.90%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	20	21.803079	22.865287	438	4.59%	0.95%	1.25%	4.43%	4.75%
PIMCO Real Return Portfolio-Administrative Class	86	15.646058	15.646058	1,350	1.30%	1.25%	1.25%	10.32%	10.32%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

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